RELATED PARTY TRANSACTIONS - Transactions with OneLNG and Subsidiaries - Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Amount due from (to) related party	$ 895	$ 43,977
OneLNG | Trading balances with affiliates
Related Party Transaction [Line Items]
Amount due from (to) related party	$ 707	$ 8,169